INVESTMENTS - Investment Types (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Interests in Other Entities [Abstract]
Investments in publicly traded companies	$ 1,831		$ 1,051
Investments in Private companies	107		145
Investments, measured at FVTOCI	1,938		1,196
Investments, associates and joint ventures	892		938
Total investments	$ 2,830	$ 2,134	$ 2,134